DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Derivative [Line Items]
Gains recorded in accumulated other comprehensive loss expected to be reclassified into earnings within the next twelve months	$ (8.6)
Foreign currency forward contracts
Derivative [Line Items]
Derivative, notional amount	$ 43.1	$ 60.9